Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Changes In Equity [Abstract]
Dividends declared and paid, per share	$ 7.62	$ 5.72	$ 4.07
Capital distribution, per share	$ 2.38	$ 3.33	$ 3.33